Other operating income - Narrative (Details) £ in Millions, $ in Millions	1 Months Ended
	Feb. 29, 2020 USD ($)	Jul. 31, 2018 USD ($) phase	Sep. 30, 2017 USD ($) phase	Jan. 31, 2020 USD ($)	Jan. 31, 2020 GBP (£)	Jun. 30, 2019 USD ($)	Aug. 31, 2018 USD ($)
BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, initial portion			$ 32.0
Number of phases included in contract | phase			3
Cost sharing arrangement, additional portion						$ 9.6	$ 12.0
Cost sharing arrangement, contractual amount, total committed amount						53.6
CARB-X
Disclosure of operating segments [line items]
Number of phases included in contract | phase		2
Cost sharing arrangement, contractual amount		$ 4.5
Cost sharing arrangement, contractual amount, total committed amount		2.5
Grant income, received		$ 2.0
Top of range | BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount			$ 62.0			$ 63.7
Update to cost sharing arrangement | BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount				$ 72.5
Cost sharing arrangement, additional portion				$ 8.8
Cost sharing arrangement, contractual amount, total committed amount | £					£ 62.4
Update to cost sharing arrangement | CARB-X
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount	$ 5.7
Cost sharing arrangement, additional portion	1.2
Grant income, received	$ 3.2